Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY
24.	EQUITY

Issued share capital

In August 2023, the Group entered into a purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the purchase agreement, the Group has the right to sell to B. Riley Principal Capital II, up to US$150,000,000 of its Class A ordinary shares with a par value US$0.0000001 per share. The purchase agreement has the maturity date of up to 36-month anniversary from the commencement date or on the date which B. Riley Principal Capital II shall have purchased Class A ordinary shares of an aggregate gross purchase price of US$150,000,000 or other termination conditions stated in the purchase agreement. During the six months ended June 30, 2025 and 2024, the Group newly issued nil and 6,922,648 Class A ordinary shares with net proceeds, after transaction costs, of approximately nil and US$51.6 million, respectively.

In March 2024, the Group entered into an At Market Issuance Sales Agreement (the “2024 At Market Issuance Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co., Needham & Company, LLC, Roth Capital Partners, LLC, StockBlock Securities LLC and Rosenblatt Securities Inc. (the “Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the six months ended June 30, 2025 and 2024, the Group newly issued 6,076,388 and 1,031,072 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$118.5 million and US$5.6 million, respectively.

In January 2025, the Group entered into an At Market Issuance Sales Agreement (the “2025 At Market Issuance Sales Agreement”) with Barclays Capital Inc., Cantor Fitzgerald & Co., A.G.P./Alliance Global Partners, The Benchmark Company, LLC, B. Riley Securities, Inc., BTIG, LLC, Keefe, Bruyette & Woods, Inc., Needham & Company, LLC, Northland Securities, Inc., Rosenblatt Securities Inc., Roth Capital Partners, LLC, and StockBlock Securities LLC (the “2025 Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the 2025 Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. As of June 30, 2025, the 2025 At Market Issuance Sales Agreement had not been activated.

In April 2024, the Group issued 417,130 Class A ordinary shares to Renol Invest AS and Bryhni.com AS in connection with the Norway Acquisition, as described in Note 6. The fair value of the Class A ordinary shares was determined based on the number of shares transferred and the closing price on the acquisition date, amounting to US$2.4 million.

In May 2024, the Group issued 18,587,360 Class A ordinary shares in connection with the private placement with Tether. The residual net transaction amount of US$87.4 million was recognized as an equity component. In May 2025, the Group issued 5,186,627 Class A ordinary shares in connection with the exercise of Tether Warrant for a total consideration of US$50.0 million. See Note 20.

In March 2025, 4,000,000 Class V ordinary shares were converted into an equal number of Class A ordinary shares. This transfer did not change the total number of shares issued and outstanding.

During the six months ended June 30, 2025, the Group issued 10,062,187 Class A ordinary shares in connection with the conversion and extinguishment of certain principal amount associated with the August 2024 convertible senior notes. Also see Note 19.

As of June 30, 2025 and December 31, 2024, the Group issued 9,588,584 and 8,088,970 shares, respectively, which were reserved for future issuance upon the exercise of awards granted under the share incentive plans. As of June 30, 2025 and December 31, 2024, 7,094,457 and 6,130,708 of these shares, respectively, were considered not outstanding.

Treasury equity

In June and October 2023, the board of directors of the Group approved the adoption of two share repurchase programs which authorized to repurchase Class A ordinary shares of the Group up to US$1.0 million worth during the period from June 16, 2023 to December 15, 2023 (as amended) and up to US$2.0 million worth during the period from October 18, 2023 to April 17, 2024, respectively. The Group purchased 606,756 Class A ordinary shares for approximately US$2.6 million under the share repurchase programs. During the six months ended June 30, 2024, the Group cancelled 606,756 treasury shares purchased under share repurchase program.

In September 2024, the board of directors of the Group approved the adoption of a share repurchase program (the “2024 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$10.0 million worth during the period from September 9, 2024 to September 8, 2025. During the six months ended June 30, 2025 and 2024, the Group purchased 790,000 and nil Class A ordinary shares for consideration of approximately US$9.1 million and nil, respectively, under 2024 Share Repurchase Program. During the six months ended June 30, 2025, the Group cancelled 935,762 treasury shares purchased under share repurchase program.

In February and May 2025, the board of directors of the Group approved the adoption of two share purchase programs (the “2025 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$20.0 million worth during the period from February 28, 2025 to February 28, 2026 and up to US$40.0 million worth during the period from May 30, 2025 to May 29, 2026. During the six months ended June 30, 2025, the Group repurchase 1,672,200 Class A ordinary shares for consideration of approximately US$21.0 million and cancelled 1,600,000 treasury shares purchased under 2025 Share Repurchase Program.

In connection with the issuance of the June 2025 convertible senior notes, the Group entered into a zero-strike call option transaction (“Zero-Strike Call Option”) with Barclays Bank PLC (“Barclays”) to purchase an option to call for 10,205,300 Class A ordinary shares of the Group for approximately US$129.6 million in June 2025. The Zero-Strike Call Option expires on the 41st non-disrupted day following July 1, 2031, or earlier if Barclays requests early settlement. The settlement method of the Zero-Strike Call Option is physical settlement. The Group will receive the fixed number of Class A ordinary shares determined at the commencement date of the transaction upon expiration or for the portion thereof being settled early, provided that the Zero-Strike Call Option is exercised. The economic substance of the Zero-Strike Call Option is the same as a traditional forward repurchase contract. Because the Zero-Strike Call Option permits physical settlement, it is classified as a reduction from equity and included in treasury equity without any subsequent remeasurement. If Zero-Strike Call Option is not exercised, the initial premium paid, which is recorded as a reduction from equity, will remain in equity.

The movements of shares and share capital for the six months ended June 30, 2025 and 2024 are as follows:

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2025, shares issued and outstanding	143,917,734	14	48,399,922	5
Issuance of shares for exercise of share awards	535,865	*	-	-
Issuance of shares for cash	6,076,388	1	-	-
Issuance of shares for exercise of warrant	5,186,627	1	-	-
Acquisition of treasury shares	(2,462,200)	*	-	-
Issuance of shares in connection with conversion of convertible notes	10,062,187	1	-	-
Conversion of Class V to Class A ordinary shares	4,000,000	*	(4,000,000)	*
At June 30, 2025, shares issued and outstanding	167,316,601	17	44,399,922	4

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2024, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	167,535	*	-	-
Issuance of shares for cash	26,541,080	3	-	-
Issuance of shares as consideration for the Norway Acquisition	417,130	*	-	-
At June 30, 2024, shares issued and outstanding	90,692,121	9	48,399,922	5

*	Amount less than US$1

Reserves

The Group’s reserves mainly include the following:

(i)	Share premium, which effectively represents the share subscription amount paid over the par value of the shares. The application of the share premium account is governed by Section 34 of the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands as amended, supplemented or otherwise modified from time to time.

(ii)	All foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	The value of the conversion option of the equity component embedded in the convertible notes.

(iv)	The accumulated share-based payment expenses.

(v)	The amount of derivative liabilities reclassified due to de-recognition of the associated instruments.

(vi)	The amount of treasury shares cancelled.

Capital management

The Group’s primary objective in terms of managing capital is to

●	Safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, mainly by pricing products and services commensurate with the level of risk

●	To support the Group’s stability and growth

●	To provide capital for the purpose of strengthening the Group’s risk management capability

The Group’s business and financial condition are highly correlated with the market price of cryptocurrencies. For the six months ended June 30, 2025 and 2024, the Group’s revenue is substantially generated from cryptocurrency-related operations. The Group has adopted various measures to minimize the risk associated with the fluctuation in the market price of cryptocurrencies. In response to the market dynamics, the Group applied a flexible internal strategy for either converting of cryptocurrencies it obtains through its principal business into fiat currency to support its operations as needs, or holding the cryptocurrencies to capture potential higher appreciation in value in the future.

The Group actively and regularly reviews and manages its capital structure to ensure optimal balance between capital structure and shareholder returns, taking into account the future capital requirements of the Group and capital efficiency, prevailing and projected profitability, projected cash flows, projected capital expenditures and projected strategic investment opportunities. In order to maintain or adjust the capital structure, the Group may issue new shares, raise new debts, repurchase shares or convert debt into equity.

The Group is subject to certain externally imposed capital requirements under its loan agreement, with which it has complied as at June 30, 2025.